Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income (loss) for the year	R$ 305,227	R$ (104,969)	R$ (122,191)
Adjustments to reconcile net income (loss) for the year to net cash flows:
Depreciation and amortization	92,333	57,208	42,957
Deferred income tax expenses	(17,770)	3,622	(27,292)
Loss (gain) on investment in associates	445	310	59
Other financial costs and foreign exchange, net	126,756	71,920	(26,765)
Provision for contingencies	778	424	108
Share-based payments expense	46,091	138,937	53,059
Allowance for doubtful accounts	14,271	2,716	1,967
Impairment of intangible assets	4,764
Loss on disposal of property, equipment and intangible assets	10,712	5,461	1,139
Onerous contract	(415)	(5,650)	(4,020)
Fair value adjustment to derivatives	(609)
Remeasurement of previously held interest in subsidiary acquired	(21,441)
Others		2,068	1,087
Working capital adjustments:
Accounts receivable from card issuers	(3,990,395)	(1,774,348)	(1,461,281)
Receivables from related parties	3,986	(7,052)	(1,386)
Recoverable taxes	(98,695)	(33,709)	3,922
Prepaid expenses	(4,675)	(6,418)	(3,387)
Trade and other accounts receivable	(36,855)	(15,627)	(2,618)
Accounts payable to clients	570,132	210,251	982,513
Taxes payable	183,921	33,635	3,717
Labor and social security liabilities	59,069	15,892	(1,116)
Accounts payable to related parties			(691)
Provision for contingencies	(22)	(51)	(10)
Trade and other accounts payable	50,910	24,734	11,212
Interest paid	(141,447)	(47,501)	(7,348)
Interest income received, net of costs	514,788	147,444	63,074
Income tax paid	(87,442)	(3,246)	(113)
Net cash used in operating activities	(2,415,583)	(1,283,949)	(493,404)
Investing activities
Purchases of property and equipment	(140,887)	(140,982)	(31,621)
Purchases and development of intangible assets	(44,838)	(21,283)	(11,481)
Acquisition of subsidiary, net of cash acquired	(2,940)		7,377
Proceeds from (acquisition of) short-term investments, net	(2,557,312)	(145,517)	216,661
Proceeds from the disposal of non-current assets	13,421	9,028	9,758
Acquisition of interest in associates	(4,549)	(1,220)	(780)
Proceeds from the disposal of assets held for sale		300
Net cash used in investing activities	(2,737,105)	(299,674)	189,914
Financing activities
Proceeds from borrowings	746,909		950
Payment of borrowings	(3,665)	(11,655)	(96,469)
Proceeds from FIDC senior quota holders	10,000	2,053,273
Payment of finance leases	(14,296)	(12,983)	(9,355)
Capital increase, net of transaction costs	4,229,153	529,014	485,258
Repurchase of shares	(142,440)	(280,825)
Acquisition of non-controlling interests	(30,773)	(223,399)	(2,398)
Net cash provided by financing activities	4,794,888	2,053,425	377,986
Effect of foreign exchange on cash and cash equivalents	13,777	1,506	12,609
Change in cash and cash equivalents	(344,023)	471,306	87,107
Cash and cash equivalents at beginning of year	641,952	170,646	83,539
Cash and cash equivalents at end of year	R$ 297,929	R$ 641,952	R$ 170,646